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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664


                      Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Cullen Value Fund
Schedule of Investments  09/30/2006

 Shares                                                     Value

          Common Stocks - 88.4 %
          Energy - 1.1 %
          Integrated Oil & Gas - 1.1 %
 345,600  ConocoPhillips *                              $ 20,573,568
          Total Energy                                  $ 20,573,568
          Materials - 4.2 %
          Construction Materials - 1.5 %
 945,650  Cemex SA (A.D.R.)                             $ 28,445,152
          Diversified Metals & Mining - 1.5 %
1,305,350 Anglo American Plc                            $ 27,542,885
          Forest Products - 1.2 %
 343,800  Weyerhaeuser Co. *                            $ 21,154,014
          Total Materials                               $ 77,142,051
          Capital Goods - 8.0 %
          Aerospace & Defense - 3.2 %
1,204,800 Raytheon Co.                                  $ 57,842,448
          Industrial Conglomerates - 4.8 %
 772,000  3M Co. *                                      $ 57,452,240
 887,300  General Electric Co.                            31,321,690
                                                        $ 88,773,930
          Total Capital Goods                           $146,616,378
          Transportation - 2.2 %
          Railroads - 2.2 %
 642,350  Canadian National Railway Co. * (b)           $ 26,940,159
 269,900  Canadian Pacific Railway, Ltd.                  13,424,826
                                                        $ 40,364,985
          Total Transportation                          $ 40,364,985
          Automobiles & Components - 1.6 %
          Auto Parts & Equipment - 1.6 %
 516,350  Borg-Warner Automotive Inc. *                 $ 29,519,730
          Total Automobiles & Components                $ 29,519,730
          Retailing - 2.1 %
          Home Improvement Retail - 2.1 %
1,070,070 Home Depot, Inc. *                            $ 38,811,439
          Total Retailing                               $ 38,811,439
          Food, Beverage & Tobacco - 17.1 %
          Agricultural Products - 1.6 %
 797,500  Archer Daniels Midland Co.                    $ 30,209,300
          Distillers & Vintners - 3.2 %
 831,250  Diageo Plc (A.D.R.)                           $ 59,052,000
          Packaged Foods & Meats - 12.3 %
1,031,000 General Mills, Inc.                           $ 58,354,600
1,535,100 Kraft Foods, Inc. (b)                           54,741,666
 646,550  Nestle SA (A.D.R.)  (b)                         56,363,643
2,335,900 Unilever N.V.                                   57,322,986
                                                        $226,782,895
          Total Food, Beverage & Tobacco                $316,044,195
          Household & Personal Products - 3.1 %
          Household Products - 3.1 %
 869,600  Kimberly-Clark Corp.                          $ 56,837,056
          Total Household & Personal Products           $ 56,837,056
          Pharmaceuticals & Biotechnology - 9.0 %
          Pharmaceuticals - 9.0 %
 982,350  GlaxoSmithKline                               $ 52,290,491
2,035,150 Pfizer, Inc. *                                  57,716,854
1,274,450 Sanofi-Synthelabo SA (A.D.R.) *                 56,674,792
                                                        $166,682,137
          Total Pharmaceuticals & Biotechnology         $166,682,137
          Banks - 6.4 %
          Diversified Banks - 3.3 %
 537,500  Icici Bank, Ltd. *                            $ 16,506,625
 812,200  Wachovia Corp. *                                45,320,760
                                                        $ 61,827,385
          Regional Banks - 3.1 %
1,549,950 Regions Financial Corp. * (b)                 $ 57,022,661
          Total Banks                                   $118,850,046
          Diversified Financials - 15.7 %
          Diversified Capital Markets - 2.0 %
 637,800  UBS AG                                        $ 37,827,918
          Investment Banking & Brokerage - 6.3 %
 732,150  Merrill Lynch & Co., Inc.                     $ 57,268,773
 787,900  Morgan Stanley *                                57,445,789
                                                        $114,714,562
          Diversified Financial Services - 7.4 %
1,010,450 Bank of America Corp. *                       $ 54,129,807
 493,500  Citigroup, Inc.                                 24,512,145
1,269,800 J.P. Morgan Chase & Co. *                       59,629,808
                                                        $138,271,760
          Total Diversified Financials                  $290,814,240
          Insurance - 7.4 %
          Life & Health Insurance - 2.6 %
 796,500  MetLife, Inc.                                 $ 45,145,620
          Multi-Line Insurance - 2.5 %
 531,900  Hartford Financial Services Group, Inc. *     $ 46,142,325
          Property & Casualty Insurance - 2.3 %
 813,850  Chubb Corp.                                   $ 42,287,646
          Total Insurance                               $133,575,591
          Technology Hardware & Equipment - 4.9 %
          Communications Equipment - 1.7 %
1,622,500 Nokia Corp. (A.D.R.)                          $ 31,947,025
          Computer Hardware - 2.5 %
1,264,700 Hewlett-Packard Co.                           $ 46,401,843
          Technology Distributors - 0.7 %
 489,052  Arrow Electronics, Inc. *                     $ 13,414,696
          Total Technology Hardware & Equipment         $ 91,763,564
          Telecommunication Services - 6.1 %
          Integrated Telecommunication Services - 6.1 %
1,330,350 BellSouth Corp.                               $ 56,872,460
1,522,700 Verizon Communications, Inc.                    56,537,851
                                                        $113,410,311
          Total Telecommunication Services              $113,410,311
          TOTAL COMMON STOCKS
Principal (Cost  $1,521,331,361)                        $1,641,005,291
 Amount
          Temporary Cash Investments - 16.0 %
          Repurchase Agreement - 11.5 %
202,500,00UBS Warburg, Inc., 5.0%,  dated 9/30/06, repurchase price of
$202,500,000
          plus accrued interest on 10/2/06 collateralized by $212,939,000 U.S. Treasury
 Shares   Bill, 3.5%, 2/15/10                           $202,500,000
          Security Lending Collateral - 4.5 %
82,901,175Security Lending Investment Fund, 5.37%       $ 82,901,175
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $285,401,175)                          $285,401,175

          TOTAL INVESTMENT IN SECURITIES - 104.4%
          (Cost  $1,806,732,536)                        $1,926,406,466

          OTHER ASSETS AND LIABILITIES - (4.4)%         $(69,561,397)

          TOTAL NET ASSETS - 100.0%                     $1,856,845,069

      *   Non-income producing security

    (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $1,806,732,536 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost     $137,545,926

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value      (17,871,996)

          Net unrealized gain                           $119,673,930

    (b)   At September 30, 2006, the following securities were out on loan:

 Shares                      Security                    Market Value
 24,000   Canadian National Railway Co. *                  1,006,560
266,467   CP Railway, Ltd. **                             13,254,069
1,498,229 Kraft Foods, Inc.                               53,426,846
 3,600    Nestle SA (A.D.R.)                                 312,931
405,000   Regions Financial Corp. *                       14,899,950
          Total                                         $ 82,900,356

**        Pending sale at September 30, 2006



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.